Insurance Contracts and Private Pension - Summary of Deferred Acquisition Costs (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reinsurance assets [Line Items]
Beginning Balance	R$ 409	R$ 253
Increase	1,156	1,001
Amortization	(1,070)	(845)
Ending Balance	495	409
Up to one year [member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	334
Ending Balance	389	334
Non-current [Member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	75
Ending Balance	R$ 106	R$ 75